SUBSEQUENT EVENTS (Tables)	9 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SCHEDULE OF LEGAL AND ACCOUNTING ACQUIRER

Based on the forgoing, management has determined that Life Clips, Inc. is both the legal and accounting acquirer as there was no change in control or management.

Consideration
Series C Preferred Stock	$26,014,226
Contingent Liability, at time of closing	15,788,699
Preferred Shares	$41,802,925

Fair value of net identifiable assets (liabilities) acquired:
Cash	$74,377
Other Current Assets	1,626,712
Intangibles	45,447,674
Property and Equipment	1,050,065
Right-of-Use Asset	97,189
Total fair value of net identifiable assets	$48,296,017

Accounts payable and accrued expenses	$335,452
Due to Related Party	6,060,451
Lease Liability	97,189
Total fair value of net identifiable liabilities	$6,493,092

Fair value of net identifiable assets (liabilities) acquired	$41,802,925

Goodwill	$-

SCHEDULE OF PRO FORMA BASIS

The following table summarizes on an unaudited pro forma basis the Company’s results of operations for the nine months ended March 31, 2022 and for the year ending June 30, 2021:

	March 31, 2022	June 30, 2021
Revenues	$5,244,952	$170,897
Net Loss	(602,262)	(3,698,228)

Net loss per share- basic and diluted	$(0.0004)	$(0.0029)

Weighted average number of shares of common stock outstanding- basic and diluted	1,642,083,987	1,259,831,337